UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09153
Investment Company Act File Number
Eaton Vance Michigan Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Michigan Municipal Income Trust
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 162.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.4%
$525	Grand Valley State University, 5.625%, 12/1/29	$535,148
525	Grand Valley State University, 5.75%, 12/1/34	530,581
200	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	176,810
1,000	Michigan State University, 5.00%, 2/15/40	990,160
460	Michigan State University, 5.00%, 2/15/44	450,887

		$2,683,586

Electric Utilities — 0.2%
$60	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$60,040

		$60,040

Escrowed/Prerefunded — 17.1%
$560	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$635,734
1,250	Michigan Higher Education Facilities Authority, (Creative Studies), Prerefunded to 6/1/12, 5.90%, 12/1/27	1,331,575
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	785,078
600	Puerto Rico Electric Power Authority, Prerefunded to 7/1/12, 5.25%, 7/1/31	644,484
1,000	White Cloud Public Schools, Prerefunded to 5/1/11, 5.125%, 5/1/31	1,008,430

		$4,405,301

General Obligations — 19.6%
$350	Ann Arbor School District, 4.50%, 5/1/24	$345,699
495	Charter County of Wayne, 6.75%, 11/1/39	498,995
500	East Grand Rapids Public School District, 5.00%, 5/1/25	502,710
1,500	Kent County, 5.00%, 1/1/25	1,565,625
750	Manistee Area Public Schools, 5.00%, 5/1/24	753,825
1,000	Michigan, 5.00%, 11/1/20	1,089,150
270	Michigan, 5.50%, 11/1/25	285,252

		$5,041,256

Hospital — 27.0%
$185	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$159,626
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	100,300
275	Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	306,834
455	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	430,002
750	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	624,608
1,000	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	840,120
1,080	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	984,906
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750,885
500	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 6.125%, 6/1/39	504,940
1,000	Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	986,530
425	Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	363,668
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	895,860

		$6,948,279

Housing — 3.5%
$1,000	Michigan Housing Development Authority, (Williams Pavilion), (AMT), 4.90%, 4/20/48	$894,560

		$894,560

Industrial Development Revenue — 6.5%
$750	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$399,825

Principal
Amount
(000’s omitted)	Security	Value
$800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	$810,824
550	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	453,761

		$1,664,410

Insured-Education — 6.1%
$570	Ferris State University, (AGC), 5.125%, 10/1/33	$572,103
500	Ferris State University, (AGC), 5.25%, 10/1/38	501,060
500	Wayne State University, (AGM), 5.00%, 11/15/35	488,520

		$1,561,683

Insured-Electric Utilities — 9.5%
$1,000	Michigan Strategic Fund, (Detroit Edison Co.), (NPFG), (AMT), 5.55%, 9/1/29	$993,710
400	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	377,948
220	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	207,609
500	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	449,715
435	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	414,777

		$2,443,759

Insured-Escrowed/Prerefunded — 3.9%
$1,000	Detroit Sewage Disposal System, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	$1,016,440

		$1,016,440

Insured-General Obligations — 15.4%
$1,105	Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,072,734
650	Byron Center Public Schools, (AGM), 3.75%, 5/1/26	562,829
290	Byron Center Public Schools, (AGM), 4.00%, 5/1/28	251,398
300	Detroit School District, (AGM), 5.25%, 5/1/32	285,690
650	Detroit School District, (FGIC), 4.75%, 5/1/28	599,963
1,250	Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,198,837

		$3,971,451

Insured-Hospital — 3.3%
$985	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	$846,302

		$846,302

Insured-Lease Revenue/Certificates of Participation — 6.0%
$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$314,860
4,300	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,232,208

		$1,547,068

Insured-Special Tax Revenue — 3.3%
$5,160	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$258,980
2,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	216,459
2,430	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	239,379
1,470	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	134,138

		$848,956

Insured-Student Loan — 3.4%
$1,000	Michigan Higher Education Student Loan Authority, (AMBAC), (AMT), 5.00%, 3/1/31	$875,950

		$875,950

Insured-Transportation — 3.5%
$1,000	Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$909,620

		$909,620

Insured-Water and Sewer — 11.6%
$560	Detroit Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$494,771
1,650	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,497,606
1,000	Grand Rapids Water Supply System, (AGC), 5.10%, 1/1/39	1,002,810

		$2,995,187

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 1.0%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$250,205

		$250,205

Other Revenue — 1.3%
$500	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	$341,425

		$341,425

Special Tax Revenue — 1.3%
$115	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$113,482
125	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	122,139
110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	111,175

		$346,796

Water and Sewer — 8.5%
$790	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$809,442
600	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/29	621,372
500	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.00%, 10/1/30	515,545
250	Michigan Municipal Bond Authority, (Clean Water Revenue), 5.25%, 10/1/11(1)	257,287

		$2,203,646

Total Tax-Exempt Investments — 162.4% (identified cost $44,710,959)		$41,855,920

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (67.9)%		$(17,500,950)

Other Assets, Less Liabilities — 5.5%		$1,424,794

Net Assets Applicable to Common Shares — 100.0%		$25,779,764

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2011, 40.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 14.9% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at February 28, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/11	1 U.S. 10-Year Treasury Note	Short	$(118,832)	$(119,046)	$(214)
6/11	6 U.S. 30-Year Treasury Bond	Short	(719,370)	(722,063)	(2,693)

					$(2,907)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Termination Date	Depreciation
Bank of America	$400,000	4.524%	3-month USD- LIBOR-BBA	May 18, 2011/ May 20, 2041	$(13,646)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2011, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust enters into interest rate swap contracts. The Trust also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $16,553.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,684,256

Gross unrealized appreciation	$619,033
Gross unrealized depreciation	(3,447,369)

Net unrealized depreciation	$(2,828,336)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$41,855,920	$—	$41,855,920

Total Investments	$—	$41,855,920	$—	$41,855,920

Liability Description

Futures Contracts	$(2,907)	$—	$—	$(2,907)
Interest Rate Swaps	—	(13,646)	—	(13,646)

Total	$(2,907)	$(13,646)	$—	$(16,553)

The Trust held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011